Commercial Mortgage Loans - Narrative (Q2) (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) rating loan	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) rating loan	Dec. 31, 2019 USD ($) rating loan	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision/(benefit) for credit losses		$ (1,508)	$ 4,042	$ (3,839)	$ 18,639	$ 13,296	$ 3,007	$ 3,370
Par Value		3,126,303		$ 3,126,303		$ 2,714,734
Initial risk rating | rating				2.0		2.0
Weighted average risk rating of loans | rating				2.2		2.2	2.1
Write-off of commercial mortgage loan						$ 0	$ 14,937
Real estate owned, net of depreciation		0		$ 0		$ 26,510	$ 35,333
Gain on sale of REO				$ 800
Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan				148		130	122
Par Value		3,135,508		$ 3,135,508		$ 2,722,863
Commercial Mortgage Receivable, Held-For-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan				11		3	7
Par Value		75,927		$ 75,927		$ 67,650
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision/(benefit) for credit losses		(1,408)		(3,405)		13,181
Impairment loss at time of transfer						13,200
Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment loss at time of transfer	$ 300
Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate owned, net of depreciation						14,000
Commercial Mortgage Receivable, Held-For-Investment | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value		3,126,303		$ 3,126,303		$ 2,714,734
Commercial Mortgage Receivable, Held-For-Investment | Commercial Portfolio Segment | Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan				1		2	1
Nonaccrual loans		57,100		$ 57,100		$ 94,900	$ 57,100
Commercial Mortgage Receivable, Held-For-Investment | Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write-off of commercial mortgage loan				37,800		14,400
Real estate owned, net of depreciation		37,500		37,500
Land, buildings and improvements | Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate owned, net of depreciation						11,600
Land, buildings and improvements | Commercial Mortgage Receivable, Held-For-Investment | Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate owned, net of depreciation		33,000		33,000
Furniture and fixtures | Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate owned, net of depreciation						$ 2,400
Furniture and fixtures | Commercial Mortgage Receivable, Held-For-Investment | Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate owned, net of depreciation		$ 4,500		$ 4,500